Repurchase Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	$ 1,436,388	$ 1,517,216
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	1,632,255	1,777,737
AssetsSoldUnderAgreementsToRepurchaseMarketValue	1,632,255	1,777,737
AssetsSoldUnderAgreementsToRepurchaseInterestRate	2.35%	3.05%
Obligations of U.S. Government sponsored entities
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	286,720	469,104
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	314,538	520,315
AssetsSoldUnderAgreementsToRepurchaseMarketValue	314,538	520,315
AssetsSoldUnderAgreementsToRepurchaseInterestRate	2.27%	2.73%
Obligations of U.S. Government sponsored entities | Maturity up to 30 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	160,288	121,004
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	163,934	126,317
AssetsSoldUnderAgreementsToRepurchaseMarketValue	163,934	126,317
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.40%	0.37%
Obligations of U.S. Government sponsored entities | Maturity 30 to 90 Days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	7,312	0
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	7,102	0
AssetsSoldUnderAgreementsToRepurchaseMarketValue	7,102	0
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.60%	0.00%
Obligations of U.S. Government sponsored entities | Maturity over 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	119,120	348,100
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	143,502	393,998
AssetsSoldUnderAgreementsToRepurchaseMarketValue	143,502	393,998
AssetsSoldUnderAgreementsToRepurchaseInterestRate	4.88%	3.55%
Mortgage Backed Securities Member
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	462,774	679,447
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	534,110	678,263
AssetsSoldUnderAgreementsToRepurchaseMarketValue	534,110	678,263
AssetsSoldUnderAgreementsToRepurchaseInterestRate	2.78%	3.79%
Mortgage Backed Securities Member | Maturity up to 30 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	43,107	39,148
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	47,307	43,009
AssetsSoldUnderAgreementsToRepurchaseMarketValue	47,307	43,009
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.54%	0.46%
Mortgage Backed Securities Member | Maturity 30 to 90 Days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	98,887	6,369
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	105,903	7,011
AssetsSoldUnderAgreementsToRepurchaseMarketValue	105,903	7,011
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.60%	4.37%
Mortgage Backed Securities Member | Maturity over 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	320,780	633,930
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	380,900	628,243
AssetsSoldUnderAgreementsToRepurchaseMarketValue	380,900	628,243
AssetsSoldUnderAgreementsToRepurchaseInterestRate	3.75%	3.99%
Collateralized Mortgage Obligations Member
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	686,894	368,665
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	783,607	579,159
AssetsSoldUnderAgreementsToRepurchaseMarketValue	783,607	579,159
AssetsSoldUnderAgreementsToRepurchaseInterestRate	2.09%	2.08%
Collateralized Mortgage Obligations Member | Maturity up to 30 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	330,000	194,958
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	365,404	240,675
AssetsSoldUnderAgreementsToRepurchaseMarketValue	365,404	240,675
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.53%	0.59%
Collateralized Mortgage Obligations Member | Maturity 30 to 90 Days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	69,856	43,704
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	76,516	47,388
AssetsSoldUnderAgreementsToRepurchaseMarketValue	76,516	47,388
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.60%	4.37%
Collateralized Mortgage Obligations Member | Maturity over 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	287,038	130,003
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	341,687	291,096
AssetsSoldUnderAgreementsToRepurchaseMarketValue	$ 341,687	$ 291,096
AssetsSoldUnderAgreementsToRepurchaseInterestRate	4.24%	3.52%